FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Price risk (Details) - Commodity price risk	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 BRL (R$)
Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in sensitivity analysis scenario		2.16%
Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in sensitivity analysis scenario		2.70%
Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage change in sensitivity analysis scenario		3.24%
Embedded derivative | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on fair value of assets attributable to an increase in measurement input.	R$ 354,900,000
Embedded derivative | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on fair value of assets attributable to an increase in measurement input.	(158,373,000)
Embedded derivative | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on fair value of assets attributable to an increase in measurement input.	(324,287,000)
Oil derivative | Bunker oil
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Risk exposure		$ 37,757	R$ 364.5
VLSFO/Brent derivative | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on fair value of assets attributable to an increase in measurement input.	15,759,000
VLSFO/Brent derivative | Possible (+25%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on fair value of assets attributable to an increase in measurement input.	43,614,000
VLSFO/Brent derivative | Remote (+50%)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on fair value of assets attributable to an increase in measurement input.	R$ 87,227,000